INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income (loss) from continuing operations before income taxes
Domestic	$ (812)	$ (7,340)	$ (13,646)
Foreign	822	698	931
Income (loss) before income taxes	10	(6,642)	(12,715)
Current:
Federal	883	(2,835)	(8,967)
State	977	(121)	1,738
Foreign	392	663	412
Current tax expense	2,252	(2,293)	(6,817)
Deferred:
Federal	(1,155)	(1,518)	45,761
State	(397)	12	365
Foreign	99	(8)	(2,878)
Deferred tax expense	(1,453)	(1,514)	43,248
Provision for (benefit from) income taxes from continuing operations	799	$ (3,807)	$ 36,431
Federal income tax receivable	$ 1,500
Reconciliation of provision for (benefit from) income taxes to the amount computed by applying the statutory federal rate to income (loss) from continuing operations before taxes
Federal statutory rate (as a percent)	34.00%	35.00%	34.00%
State taxes, net (as a percent)	2562.50%	(5.60%)	1.60%
Nondeductible compensation (as a percent)	673.40%	(11.30%)	(1.50%)
Deferred tax adjustment-U.K. statutory rate reduction (as a percent)			11.40%
Effects of foreign income (as a percent)	(76.80%)	0.50%
Foreign distribution (as a percent)	1385.20%
Changes in uncertain tax positions (as a percent)	3845.80%	6.80%	(3.90%)
Capital loss (as a percent)	(22230.40%)
Tax effect of goodwill impairment (as a percent)			(1.10%)
Transaction expense (as a percent)	993.00%
Reallocation of 2014 net operating loss carryback benefit (as a percent)		38.40%
Indefinite-lived asset (as a percent)	1833.50%	(2.60%)
Tax settlements (as a percent)	(2423.00%)	(4.00%)
Valuation allowance (as a percent)	22648.50%	(1.60%)	(330.70%)
Benefit from discontinued operations (as a percent)	(967.30%)
Other differences, net (as a percent)	(288.40%)	1.70%	3.70%
Effective tax rate (as a percent)	7990.00%	57.30%	(286.50%)
Deferred tax assets:
Net operating loss and tax credit carryforwards	$ 32,787	$ 32,828
Capital loss	2,223
Stock-based compensation	1,214	1,386
Other, net	2,565	4,404
Total gross deferred tax assets	38,789	38,618
Less: valuation allowance	(38,526)	(37,286)
Total deferred tax assets after valuation allowance	263	1,332
Deferred tax liabilities:
Depreciation and amortization	(1,561)	(2,188)
Amortization of acquired intangible assets		316
Amortization of acquired intangible assets	(658)
Total deferred tax liabilities	(2,219)	(1,872)
Net deferred liabilities	(1,956)	(540)
Net deferred tax liabilities
Current deferred tax assets		192
Non-current deferred tax assets	176	73
Current deferred tax liabilities		(481)
Non-current deferred tax liabilities	(2,132)	(324)
Net deferred liabilities	(1,956)	(540)
Reconciliation of beginning and ending amounts of gross unrecognized tax benefits
Beginning balance	3,164	3,779	$ 4,351
Additions for current year tax positions	116	119	193
Reductions for current year tax positions		(17)	(104)
Additions for prior year tax positions		240	(126)
Reductions for prior year tax positions	(74)	(893)	(172)
Reductions related to settlements with taxing authorities	(356)	(64)	(363)
Ending balance	2,850	3,164	3,779
Reasonably possible decrease in gross liabilities for unrecognized tax benefits, amount	1,300
Accrued interest and penalties relating to uncertain tax positions	1,900	1,700
Interest and penalty expenses related to uncertain tax positions	200	200	600
Additional disclosures
Undistributed earnings of foreign subsidiary on which U.S. income taxes were not provided	6,400	4,000
Income tax benefits (shortfalls) attributable to stock-based compensation that were allocated to stockholders' equity	$ 0	$ (200)	$ (400)